Capital Management - Summary of Breakdown of Capital Reserves and Movements in Reserves (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2021 shares
Disclosure Of Classes Of Share Capital [Abstract]
Exercise of options	15,685,000